Investments in Joint Agreements and Other Agreements - Information of Assets and Liabilities (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint operations [line items]
Non-current assets		$ 22,598	$ 20,601	$ 20,769
Current assets		6,793	4,434	5,143
Total assets		29,391	25,035	25,912
Non-current liabilities		8,845	11,064	10,577
Current liabilities		8,676	4,920	4,783
Total liabilities		17,521	15,984	15,360
Exploration expenses		239	61	65
Joint agreements and other agreements [member]
Disclosure of joint operations [line items]
Non-current assets	[1]	6,286	5,246	4,221
Current assets		579	115	157
Total assets		6,865	5,361	4,378
Non-current liabilities		449	313	294
Current liabilities		769	483	514
Total liabilities		1,218	796	808
Production cost		2,395	2,017	1,435
Exploration expenses		$ 35	$ 10	$ 2

[1]	Does not include charges for impairment of property, plant and equipment because they are recorded by the partners participating in the JA and other agreements.